UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Stamford, CT                February 16, 2010
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


None
   ---------------------------------------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total: $  2,937,493
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

     NONE



FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP        (x1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                  --------       -----        -------   --- ---   --- ----  ----------  --------  ----    ------  ----
ADVOCAT INC                     COM            007586100      3,418     443,952 SH        Sole        None        443,952
AGRIUM INC                      COM            008916108     79,924   1,299,580 SH        Sole        None      1,299,580
ALLOS THERAPEUTICS INC          COM            019777101      1,316     200,000 SH        Sole        None        200,000
ANGIODYNAMICS INC               COM            03475V101      2,919     181,900 SH        Sole        None        181,900
ANGIOTECH PHARMACEUTICALS IN    COM            034918102        577     465,126 SH        Sole        None        465,126
APACHE CORP                     COM            037411105    100,969     978,669 SH        Sole        None        978,669
APPLIED MATLS INC               COM            038222105     44,542   3,195,271 SH        Sole        None      3,195,271
AUTOMATIC DATA PROCESSING IN    COM            053015103     21,874     510,840 SH        Sole        None        510,840
BAKER HUGHES INC                COM            057224107     54,158   1,337,906 SH        Sole        None      1,337,906
BIOMARIN PHARMACEUTICAL INC     COM            09061G101     79,047   4,202,369 SH        Sole        None      4,202,369
BOSTON SCIENTIFIC CORP          COM            101137107     51,344   5,704,849 SH        Sole        None      5,704,849
BP PLC                          SPONSORED ADR  055622104    182,322   3,145,112 SH        Sole        None      3,145,112
BROOKDALE SR LIVING INC         COM            112463104      2,910     160,000 SH        Sole        None        160,000
BUNGE LIMITED                   COM            G16962105     81,494   1,276,740 SH        Sole        None      1,276,740
CAPITAL SR LIVING CORP          COM            140475104      1,133     225,607 SH        Sole        None        225,607
CELGENE CORP                    COM            151020104      4,092      73,500 SH        Sole        None         73,500
CENOVUS ENERGY INC              COM            15135U109     23,705     937,743 SH        Sole        None        937,743
CISCO SYS INC                   COM            17275R102     55,129   2,302,809 SH        Sole        None      2,302,809
COMCAST CORP NEW                CL A           20030N101     97,768   5,798,805 SH        Sole        None      5,798,805
COOPER COS INC                  COM NEW        216648402      2,726      71,500 SH        Sole        None         71,500
COVIDIEN PLC                    SHS            G2554F105    282,575   5,900,499 SH        Sole        None      5,900,499
EMERSON ELEC CO                 COM            291011104     20,565     482,743 SH        Sole        None        482,743
ENCANA CORP                     COM            292505104     33,108   1,017,503 SH        Sole        None      1,017,503
EOG RES INC                     COM            26875P101     37,686     387,321 SH        Sole        None        387,321
EV3 INC                         COM            26928A200      2,468     185,000 SH        Sole        None        185,000
EVEREST RE GROUP LTD            COM            G3223R108     88,965   1,038,343 SH        Sole        None      1,038,343
EXELIXIS INC                    COM            30161Q104        221      29,976 SH        Sole        None         29,976
FLUOR CORP NEW                  COM            343412102     31,755     705,050 SH        Sole        None        705,050
FOSTER WHEELER AG               COM            H27178104     61,686   2,095,300 SH        Sole        None      2,095,300
GENERAL ELECTRIC CO             COM            369604103     40,660   2,687,361 SH        Sole        None      2,687,361
GENZYME CORP                    COM            372917104      3,384      69,050 SH        Sole        None         69,050
GILEAD SCIENCES INC             COM            375558103      2,787      64,400 SH        Sole        None         64,400
GOLD FIELDS LTD NEW             SPONSORED ADR  38059T106     27,877   2,126,430 SH        Sole        None      2,126,430
HEALTHSOUTH CORP                COM NEW        421924309     57,464   3,061,496 SH        Sole        None      3,061,496
HOSPIRA INC                     COM            441060100      4,195      82,250 SH        Sole        None         82,250
HUMAN GENOME SCIENCES INC       COM            444903108      6,728     220,000 SH        Sole        None        220,000
IMMUNOGEN INC                   COM            45253H101      2,624     333,800 SH        Sole        None        333,800
INSPIRE PHARMACEUTICALS INC     COM            457733103      1,656     300,000 SH        Sole        None        300,000
JPMORGAN CHASE & CO             COM            46625H100     19,430     466,286 SH        Sole        None        466,286
L-3 COMMUNICATIONS HLDGS INC    COM            502424104     28,448     327,179 SH        Sole        None        327,179
LORILLARD INC                   COM            544147101     41,619     518,748 SH        Sole        None        518,748
MARATHON OIL CORP               COM            565849106     54,047   1,731,172 SH        Sole        None      1,731,172
MERCK & CO INC NEW              COM            58933Y105    165,774   4,536,789 SH        Sole        None      4,536,789
METROPCS COMMUNICATIONS INC     COM            591708102     18,780   2,461,388 SH        Sole        None      2,461,388
MICROSOFT CORP                  COM            594918104     55,644   1,825,606 SH        Sole        None      1,825,606
MOLSON COORS BREWING CO         CL B           60871R209     78,070   1,728,736 SH        Sole        None      1,728,736
NEWMONT MINING CORP             COM            651639106     28,009     592,030 SH        Sole        None        592,030
NOBLE ENERGY INC                COM            655044105    104,918   1,473,150 SH        Sole        None      1,473,150
NORTHROP GRUMMAN CORP           COM            666807102     66,759   1,195,321 SH        Sole        None      1,195,321
NOVAMED INC DEL                 COM            66986W108      1,278     329,351 SH        Sole        None        329,351
ONYX PHARMACEUTICALS INC        COM            683399109      4,069     138,700 SH        Sole        None        138,700
ORACLE CORP                     COM            68389X105     47,317   1,928,941 SH        Sole        None      1,928,941
PHILIP MORRIS INTL INC          COM            718172109    101,991   2,116,435 SH        Sole        None      2,116,435
PROTECTIVE LIFE CORP            COM            743674103     24,243   1,464,824 SH        Sole        None      1,464,824
PRUDENTIAL FINL INC             COM            744320102     51,175   1,028,442 SH        Sole        None      1,028,442
PSYCHIATRIC SOLUTIONS INC       COM            74439H108      4,718     223,157 SH        Sole        None        223,157
QUALCOMM INC                    COM            747525103     60,892   1,316,290 SH        Sole        None      1,316,290
RITE AID CORP                   COM            767754104      1,914   1,267,500 SH        Sole        None      1,267,500
TALECRIS BIOTHERAPEUTICS HLD    COM            874227101      3,897     175,000 SH        Sole        None        175,000
TORCHMARK CORP                  COM            891027104     68,104   1,549,579 SH        Sole        None      1,549,579
UNION PAC CORP                  COM            907818108     25,601     400,642 SH        Sole        None        400,642
VODAFONE GROUP PLC NEW          SPONS ADR NEW  92857W209    122,900   5,322,653 SH        Sole        None      5,322,653
WAL MART STORES INC             COM            931142103     98,989   1,852,000 SH        Sole        None      1,852,000
WRIGHT MED GROUP INC            COM            98235T107      1,655      87,401 SH        Sole        None         87,401
YAMANA GOLD INC                 COM            98462Y100     55,146   4,845,873 SH        Sole        None      4,845,873
ZIMMER HLDGS INC                COM            98956P102      3,310      55,998 SH        Sole        None         55,998
ZYMOGENETICS INC                COM            98985T109      1,022     160,000 SH        Sole        None        160,000


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